MUZINICH CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS at September 30, 2022 (Unaudited)

Principal
Amount†		Value
CORPORATE BONDS: 59.1%
Aerospace/Defense: 0.6%
	Rolls-Royce
EUR 525,000	1.625%, 5/9/28	$366,285
	TransDigm Inc
1,525,000	8.000%, 12/15/25	1,549,003
		1,915,288
Airlines: 2.0%
	American Airlines Inc/AAdvantage Loyalty IP Ltd
550,000	5.500%, 4/20/26	517,459
425,000	5.750%, 4/20/29	371,567
	Delta Air Lines Inc
1,250,000	7.375%, 1/15/26	1,265,625
	easyJet PLC
EUR 350,000	1.750%, 2/9/23	341,044
	Emirates Airline
538,061	4.500%, 2/6/25	529,990
	Korean Air Lines Co Ltd
320,000	4.750%, 9/23/25	318,521
	Singapore Airlines Ltd
1,836,000	3.000%, 7/20/26	1,722,106
	Wizz Air Finance Co BV
EUR 550,000	1.350%, 1/19/24	502,723
EUR 650,000	1.000%, 1/19/26	511,529
		6,080,564
Automotive & Auto Parts: 3.3%
	FCE Bank PLC
EUR 1,050,000	1.615%, 5/11/23	1,015,026
	Ford Motor Credit Co LLC
1,925,000	3.370%, 11/17/23	1,864,776
1,275,000	3.810%, 1/9/24	1,235,290
1,100,000	4.063%, 11/1/24	1,034,072
1,050,000	2.300%, 2/10/25	931,871
	Hyundai Capital America
1,100,000	1.650%, 9/17/26	928,530
	IHO Verwaltungs GmbH
EUR 800,000	3.625% Cash or 4.000% PIK, 5/15/25 PIK	689,953
EUR 400,000	3.750% Cash or 5.000% PIK, 9/15/26 PIK	324,309
	Kia Corp
470,000	3.250%, 4/21/26	434,270
	RCI Banque SA
EUR 490,000	1.625%, 5/26/26	427,201
	Schaeffler AG
EUR 900,000	2.750%, 10/12/25	804,003
	Valeo
EUR 800,000	1.000%, 8/3/28	600,728
		10,290,029
Banking: 6.8%
	ABN AMRO Bank NV
800,000	4.400% (5 Year Swap Rate USD + 2.197%), 3/27/28 [1,4]	786,752
800,000	3.324% (5 Year CMT Rate + 1.900%), 3/13/37 [1,4]	571,188
	Banco Bradesco SA
909,000	3.200%, 1/27/25	855,428
	Banco Daycoval SA
850,000	4.250%, 12/13/24	817,109
	Bancolombia SA
500,000	4.875% (5 Year CMT Rate + 2.929%), 10/18/27 [1,4]	447,663
	Bank of America Corp
1,475,000	4.827% (SOFR + 1.750%), 7/22/26 [1]	1,441,293
	Barclays PLC
1,210,000	3.564% (5 Year CMT Rate + 2.900%), 9/23/35	890,341
	BBVA Bancomer SA
1,282,000	1.875%, 9/18/25	1,150,386
	BNP Paribas SA
1,270,000	2.588% (5 Year CMT Rate + 2.050%), 8/12/35 [1,4]	909,540
	BPCE SA
1,710,000	3.116% (SOFR + 1.730%), 10/19/32 [1]	1,216,883
	Cooperatieve Rabobank UA
EUR 1,400,000	4.875% (5 Year Swap Rate EUR + 3.717%), 6/29/71 [1,3,4]	1,047,982
	Credit Agricole SA
1,900,000	4.750% (5 Year CMT Rate + 3.237%), 3/23/71 [1,3,4]	1,313,964
	Global Bank Corp
800,000	5.250% (3 Month LIBOR USD + 3.300%), 4/16/29 [1]	736,254
	ING Groep NV
1,175,000	4.700% (5 Year Swap Rate USD + 1.938%), 3/22/28 [1,4]	1,152,734
1,830,000	4.875% (5 Year CMT Rate + 3.506%), 5/16/71 [1,3,4]	1,285,211
	NatWest Group PLC
1,320,000	3.032% (5 Year CMT Rate + 2.350%), 11/28/35 [1,4]	936,765
	QNB Finance Ltd
2,115,000	2.625%, 5/12/25	1,987,740
	Societe Generale SA
1,990,000	5.375% (5 Year CMT Rate + 4.514%), 5/18/71 [1,3,4]	1,368,722
	Standard Chartered PLC
650,000	3.516% (5 Year CMT Rate + 1.850%), 2/12/30 [1,4]	596,258
	Westpac Banking Corp
1,910,000	2.668% (5 Year CMT Rate + 1.750%), 11/15/35 [1,4]	1,406,596
		20,918,809
Broadcasting: 1.6%
	Gray Television Inc
1,600,000	7.000%, 5/15/27	1,508,496
	Netflix Inc
EUR 530,000	3.000%, 6/15/25	503,434
	TEGNA Inc
1,400,000	4.750%, 3/15/26	1,353,100
	Warnermedia Holdings Inc
1,675,000	3.788%, 3/15/25	1,583,239
		4,948,269
Building Materials: 0.6%
	Builders FirstSource Inc
500,000	4.250%, 2/1/32	384,650
	Cemex SAB de CV
570,000	7.375%, 6/5/27	565,548
	Standard Industries Inc
900,000	5.000%, 2/15/27	798,876
		1,749,074
Cable/Satellite TV: 0.9%
	CCO Holdings LLC / CCO Holdings Capital Corp
2,100,000	5.500%, 5/1/26	1,997,347
1,075,000	4.750%, 2/1/32	838,957
		2,836,304
Capital Goods: 0.6%
	AGCO International Holdings BV
EUR 275,000	0.800%, 10/6/28	207,424
	Alfa SAB de CV
1,410,000	5.250%, 3/25/24	1,405,946
	Traton Finance Luxembourg SA
EUR 400,000	0.125%, 11/10/24	363,416
		1,976,786
Chemicals: 2.3%
	Alpek SAB de CV
1,771,000	4.250%, 9/18/29	1,469,071
	Equate Petrochemical BV
500,000	4.250%, 11/3/26	472,504
	MEGlobal Canada ULC
310,000	5.000%, 5/18/25 [6]	303,656
500,000	5.000%, 5/18/25	489,767
	Orbia Advance Corp SAB de CV
1,400,000	4.000%, 10/4/27	1,219,862
	Sherwin-Williams Co
850,000	4.250%, 8/8/25	830,620
1,225,000	3.450%, 6/1/27	1,126,755
1,525,000	2.200%, 3/15/32	1,154,488
		7,066,723
Consumer-Products: 0.4%
	Mattel Inc
1,125,000	3.375%, 4/1/26	1,005,416
	Newell Brands Inc
325,000	6.625%, 9/15/29	318,539
		1,323,955
Containers: 1.9%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc
EUR 1,525,000	2.125%, 8/15/26	1,152,536
EUR 825,000	2.125%, 8/15/26	623,733
	Ball Corp
1,500,000	4.000%, 11/15/23	1,474,320
	DS Smith PLC
EUR 525,000	0.875%, 9/12/26	438,233
	Graphic Packaging International LLC
1,525,000	0.821%, 4/15/24	1,417,604
	SIG Combibloc PurchaseCo SARL
EUR 775,000	2.125%, 6/18/25	703,671
		5,810,097
Diversified Financial Services: 2.9%
	AXA Logistics Europe Master SCA
EUR 500,000	0.375%, 11/15/26	412,242
	Bread Financial Holdings Inc
1,625,000	4.750%, 12/15/24	1,420,843
	DAE Funding LLC
1,050,000	3.375%, 3/20/28	893,636
	Grupo de Inversiones Suramericana SA
1,500,000	5.500%, 4/29/26	1,388,131
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
775,000	6.375%, 12/15/25	735,171
	ICD Funding Ltd
1,900,000	3.223%, 4/28/26	1,759,875
	Navient Corp
550,000	5.500%, 1/25/23	547,428
500,000	6.125%, 3/25/24	487,580
	SPARC EM SPC Panama Metro Line 2 SP
27,781	–%, 12/5/22 [5]	27,534
	UBS Group AG
1,525,000	4.875% (5 Year CMT Rate + 3.404%), 8/12/70 [1,3,4]	1,191,406
		8,863,846
Diversified Media: 0.3%
	Match Group Holdings II LLC
1,025,000	5.625%, 2/15/29	935,575

Energy: 6.5%
	Cheniere Corpus Christi Holdings LLC
2,475,000	5.125%, 6/30/27	2,400,458
	Ecopetrol SA
670,000	4.125%, 1/16/25	615,686
	Energy Transfer LP
1,100,000	5.500%, 6/1/27	1,072,124
	EQT Corp
1,100,000	6.125%, 2/1/25 [1]	1,103,014
1,450,000	5.678%, 10/1/25	1,444,345
	Galaxy Pipeline Assets Bidco Ltd
1,547,653	1.750%, 9/30/27	1,408,875
	Kinder Morgan Inc
3,000,000	4.800%, 2/1/33	2,688,027
	Leviathan Bond Ltd
910,000	5.750%, 6/30/23	899,990
775,000	6.125%, 6/30/25	732,375
	Lion/Polaris Lux 4 SA
509,000	3.250%, 9/30/40 [6,7]	373,695
	Occidental Petroleum Corp
1,050,000	2.700%, 2/15/23	1,051,365
	Oleoducto Central SA
924,000	4.000%, 7/14/27	715,452
	Petronas Capital Ltd
400,000	4.550%, 4/21/50	358,492
	Qatar Energy
500,000	3.300%, 7/12/51 [6,7]	356,210
	Rockies Express Pipeline LLC
2,425,000	3.600%, 5/15/25	2,186,040
	Sabine Pass Liquefaction LLC
1,000,000	5.875%, 6/30/26	1,001,950
	Western Midstream Operating LP
100,000	3.350%, 2/1/25 [1]	93,095
	Wintershall Dea Finance 2 BV
EUR 1,000,000	2.499% (5 Year Swap Rate EUR + 2.924%), 7/20/70 [1,3,4]	740,665
	Wintershall Dea Finance BV
EUR 900,000	1.332%, 9/25/28	722,321
		19,964,179
Environmental: 0.2%
	GFL Environmental Inc
800,000	3.750%, 8/1/25	733,052

Food & Drug Retail: 1.2%
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC
1,372,000	3.500%, 2/15/23	1,358,417
1,825,000	7.500%, 3/15/26	1,838,603
	Roadster Finance DAC
EUR 525,000	1.625%, 12/9/29	465,620
		3,662,640
Food/Beverage/Tobacco: 4.7%
	BRF SA
850,000	4.750%, 5/22/24	829,067
	Constellation Brands Inc
2,450,000	4.750%, 12/1/25	2,437,633
1,410,000	2.250%, 8/1/31	1,081,687
	Grupo Bimbo SAB de CV
500,000	4.000%, 9/6/49	372,427
	INDOFOOD CBP SUKSE
1,510,000	3.398%, 6/9/31 [6,7]	1,132,587
	Kraft Heinz Foods Co
2,075,000	3.000%, 6/1/26	1,915,759
1,575,000	4.875%, 10/1/49	1,301,846
	Louis Dreyfus Co Finance BV
EUR 1,575,000	2.375%, 11/27/25	1,457,799
	Molson Coors Beverage Co
1,925,000	3.000%, 7/15/26	1,760,780
	Sigma Alimentos S.A. de CV
1,048,000	4.125%, 5/2/26	945,249
	Viterra Finance BV
EUR 1,575,000	0.375%, 9/24/25	1,342,152
		14,576,986
Gaming: 0.8%
	Caesars Entertainment Inc
2,400,000	6.250%, 7/1/25	2,313,360

Healthcare: 4.2%
	Centene Corp
375,000	4.625%, 12/15/29	337,854
	CVS Health Corp
2,050,000	2.125%, 9/15/31	1,571,409
	GN Store Nord AS
EUR 500,000	0.875%, 11/25/24	442,740
	HCA Inc
1,500,000	5.000%, 3/15/24	1,491,018
1,500,000	5.375%, 2/1/25	1,483,253
1,950,000	3.625%, 3/15/32	1,578,441
	IQVIA Inc
EUR 450,000	2.250%, 1/15/28	355,719
	Laboratory Corp of America Holdings
1,100,000	3.600%, 9/1/27	1,026,276
	MPT Operating Partnership LP / MPT Finance Corp
EUR 1,225,000	0.993%, 10/15/26	977,497
	Select Medical Corp
925,000	6.250%, 8/15/26	871,489
	Service Corp International
600,000	3.375%, 8/15/30	474,873
600,000	4.000%, 5/15/31	484,173
	Tenet Healthcare Corp
1,575,000	4.625%, 7/15/24	1,524,750
	Werfenlife SA
EUR 300,000	0.500%, 10/28/26	256,565
		12,876,057
Homebuilders/Real Estate: 2.5%
	Aroundtown SA
EUR 1,100,000	0.375%, 4/15/27	817,646
	Balder Finland Oyj
EUR 975,000	1.000%, 1/18/27	745,528
	Blackstone Property Partners Europe Holdings SARL
EUR 625,000	2.000%, 2/15/24	586,697
	Crown Case Inc
1,350,000	3.650%, 9/1/27	1,223,983
	CTP NV
EUR 1,025,000	0.625%, 9/27/26	809,374
	Fastighets AB Balder
EUR 485,000	2.873% (5 Year Swap Rate EUR + 3.188%), 6/2/81 [1,4]	322,253
	Lar Espana Real Estate Socimi SA
EUR 400,000	1.750%, 7/22/26	314,135
	Logicor Financing SARL
EUR 1,000,000	0.750%, 7/15/24	915,069
	Samhallsbyggnadsbolaget i Norden AB
EUR 1,050,000	1.125%, 9/4/26	776,522
	Tritax EuroBox PLC
EUR 850,000	0.950%, 6/2/26	700,025
	VIA Ouets BV
EUR 725,000	1.750%, 11/15/28	540,818
		7,752,050
Hotels: 0.4%
	Hilton Domestic Operating Co Inc
900,000	5.375%, 5/1/25	882,383
	Whitbread Group PLC
GBP 300,000	3.375%, 10/16/25	298,089
		1,180,472
Leisure: 0.9%
	Expedia Group Inc
825,000	5.000%, 2/15/26	812,450
1,100,000	4.625%, 8/1/27	1,031,732
	Royal Caribbean Cruises Ltd
825,000	11.500%, 6/1/25	879,425
		2,723,607
Metals/Mining: 0.7%
	AngloGold Ashanti Holdings PLC
1,188,000	3.750%, 10/1/30	923,203
	Corp Nacional del Cobre de Chile
400,000	3.750%, 1/15/31	341,255
	Gold Fields Orogen Holdings BVI Ltd
785,000	6.125%, 5/15/29	737,882
		2,002,340
Paper: 0.5%
	Inversiones CMPC SA
1,515,000	4.375%, 4/4/27	1,374,226

Publishing/Printing: 0.2%
	Informa PLC
EUR 700,000	2.125%, 10/6/25	636,180

Restaurants: 0.6%
	1011778 BC ULC / New Red Finance Inc
1,200,000	5.750%, 4/15/25	1,190,625
	Yum! Brands Inc
750,000	3.875%, 11/1/23	735,949
		1,926,574
Services: 1.4%
	ISS Finance BV
EUR 525,000	1.250%, 7/7/25	485,555
	ISS Global A/S
EUR 850,000	0.875%, 6/18/26	735,759
	Verisure Holding AB
EUR 1,300,000	3.875%, 7/15/26	1,099,364
	WASH Multifamily Acquisition Inc
475,000	5.750%, 4/15/26	438,631
	WESCO Distribution Inc
1,525,000	7.125%, 6/15/25	1,528,279
		4,287,588
Steel: 0.4%
	ABJA Investment Co Pte Ltd
812,000	5.450%, 1/24/28	756,185
	Usiminas International SARL
662,000	5.875%, 7/18/26	613,760
		1,369,945
Super Retail: 0.8%
	Advance Auto Parts Inc
1,350,000	1.750%, 10/1/27	1,116,017
	Lowe’s Cos Inc
1,525,000	3.750%, 4/1/32	1,320,441
		2,436,458
Technology: 0.5%
	Broadcom Inc
1,525,000	4.150%, 4/15/32	1,278,056
	Cellnex Finance Co SA
EUR 400,000	2.250%, 4/12/26	353,936
		1,631,992
Telecommunications: 6.2%
	Altice France SA
EUR 1,050,000	5.875%, 2/1/27	892,538
	America Movil SAB de CV
1,383,000	5.375%, 4/4/32	1,192,305
200,000	4.375%, 4/22/49	165,862
	Bharti Airtel Ltd
1,100,000	3.250%, 6/3/31	883,062
	eircom Finance DAC
EUR 425,000	3.500%, 5/15/26	368,912
	Lumen Technologies Inc
2,275,000	5.125%, 12/15/26	1,960,857
	PPF Telecom Group BV
EUR 195,000	3.250%, 9/29/27	164,240
	Rogers Communications Inc
3,725,000	2.950%, 3/15/25	3,551,575
	Sprint Corp
2,138,000	7.875%, 9/15/23	2,167,269
1,025,000	7.625%, 3/1/26	1,062,446
	T-Mobile USA Inc
2,100,000	3.500%, 4/15/25	2,009,289
1,125,000	2.250%, 2/15/26	1,008,203
1,700,000	3.875%, 4/15/30	1,508,387
1,800,000	2.550%, 2/15/31	1,427,092
	Virgin Media Secured Finance PLC
GBP 400,000	4.250%, 1/15/30	327,647
	Ziggo BV
EUR 500,000	2.875%, 1/15/30	362,005
		19,051,689
Transportation Excluding Air/Rail: 1.2%
	Autostrade per l’Italia SPA
EUR 1,000,000	1.750%, 2/1/27	824,221
	DP World Ltd
EUR 1,095,000	2.375%, 9/25/26	999,865
	Gatwick Funding Ltd
GBP 250,000	6.125%, 3/2/26 [1]	268,450
	Go-Ahead Group PLC
GBP 800,000	2.500%, 7/6/24	840,630
	Heathrow Funding Ltd
GBP 325,000	7.125%, 2/14/24	357,980
	Stagecoach Group PLC
GBP 505,000	4.000%, 9/29/25	509,983
		3,801,129
Utilities: 1.0%
	Acquirente Unico SPA
EUR 850,000	2.800%, 2/20/26	799,406
	Comision Federal de Electricidad
600,000	4.677%, 2/9/51	354,348
	National Central Cooling Co PJSC
1,600,000	2.500%, 10/21/27	1,365,648
	Redexis Gas Finance BV
EUR 500,000	1.875%, 5/28/25	461,287
		2,980,689
TOTAL CORPORATE BONDS
(Cost $204,755,981)		181,996,532

US GOVERNMENT NOTES/BONDS: 30.5%
Sovereign: 30.5%
	United States Treasury Note/Bond
8,000,000	1.750%, 3/15/25	7,535,625
2,000,000	3.000%, 7/15/25	1,933,672
21,000,000	2.500%, 3/31/27	19,632,539
13,000,000	3.250%, 6/30/27	12,538,398
16,250,000	3.250%, 6/30/29	15,540,650
39,800,000	2.875%, 5/15/32	36,793,234
		93,974,118
TOTAL US GOVERNMENT NOTES/BONDS
(Cost $100,205,008)		93,974,118

FOREIGN GOVERNMENT AGENCY ISSUES: 0.2%
Energy: 0.2%
	PT PERTAMINA PERSERO
700,000	3.650%, 7/30/29 [6]	609,168

TOTAL FOREIGN GOVERNMENT AGENCY ISSUES
(Cost $609,368)		609,168

FOREIGN GOVERNMENT NOTES/BONDS: 0.2%
Homebuilders/Real Estate: 0.2%
	VGP NV
EUR 900,000	1.625%, 1/17/27	708,641

TOTAL FOREIGN GOVERNMENT NOTES/BONDS
(Cost $781,305)		708,641

CONVERTIBLE BONDS: 0.6%
Banking: 0.6%
	Bank Leumi Le-Israel BM
1,330,000	3.275% (5 Year CMT Rate + 1.631%), 1/29/31 [1,4]	1,133,825
	Barclays PLC
EUR 800,000	2.000% (5 Year Swap Rate EUR + 1.900%), 2/7/28 [1,4]	772,175
		1,906,000
TOTAL CONVERTIBLE BONDS
(Cost $2,227,500)		1,906,000

Principal Amount†		Value
BANK LOANS: 2.2%
Capital Goods: 0.5%
	Ali Group B (Welbilt)
875,556	5.149% (1 Month SOFR + 2%), 7/30/29 [1,2]	846,881
	Alison US B-1 (Alstom)
506,483	8.306% (3 Months LIBOR + 5.5%), 8/29/24 [1,2]	283,631
	Alison US B-2 (Alstom) (Arvos Midco S.a.r.l.)
508,017	8.306% (3 Months LIBOR + 5.5%), 8/29/24 [1,2]	284,489
		1,415,001
Diversified Financial Services: 0.3%
	Trans Union B5
1,111,968	4.865% (1 Month LIBOR + 1.75%), 11/13/26 [1,2]	1,075,968

Healthcare: 0.6%
	MPH Acquisition Holdings B (08/21) (MultiPlan)
992,481	7.320% (3 Months LIBOR + 4.25%), 9/1/28 [1,2]	920,065
	Onex Carestream (2023 EXTENDED TERM)
1,097,216	9.500% (3 Months LIBOR + 7.25%), 5/8/23 [1,2]	980,181
		1,900,246
Services: 0.3%
	Franchise Group First Out
615,241	7.563% (1 Month LIBOR + 4.75%), 3/31/26 [1,2]	577,047
	Summer (BC) Bidco B1
234,901	8.144% (3 Months LIBOR + 5%), 12/4/26 [1,2]	221,687
		798,734
Technology: 0.3%
	Constant Contact
12	6.423% (3 Months LIBOR + 4%), 2/10/28 [1,2]	11
	Triton Solar US B
806,593	9.674% (3 Months LIBOR + 6%), 10/31/24 [1,2]	782,395
		782,406
Telecommunications: 0.2%
	Voyage B (Vocus Group) (USD)
783,771	6.210% (3 Months LIBOR + 3.5%), 7/20/28 [1,2]	756,833

TOTAL BANK LOANS
(Cost $7,440,488)		6,729,188

TOTAL INVESTMENTS IN SECURITIES: 92.8%
(Cost $316,019,650)		285,923,647
Other Assets in Excess of Liabilities: 7.2%		22,167,986
TOTAL NET ASSETS: 100.0%		$308,091,633

†	In USD unless otherwise indicated.
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Great Britain Pound
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind - represents the security may pay interest in additional par.
USD	United States Dollars
CMT	Constant Maturity Treasury Rate
SOFR	Secured Overnight Financing Rate

[1]	Variable rate security; rate shown is the rate in effect on September 30, 2022. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[2]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[3]	Perpetual call date security. Date shown is next call date.
[4]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on September 30, 2022. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[5]	Zero coupon security.
[6]	Denotes investments purchased on a when-issued or delayed delivery basis.

Summary of Fair Value Exposure at September 30, 2022 (Unaudited)

The Muzinich Credit Opportunities Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.
U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$181,996,532	$–	$181,996,532
US Government Notes/Bonds	–	93,974,118	–	93,974,118
Foreign Government Agency Issues	–	609,168	–	609,168
Foreign Government Notes/Bonds	–	708,641	–	708,641
Convertible Bonds	–	1,906,000	–	1,906,000
Bank Loans	–	6,729,188	–	6,729,188
Total Assets	$–	$285,923,647	$–	$285,923,647
Other Financial Instruments[1]:
Forwards	$–	$876,455	$–	$876,455
Futures	$200,594		$–	$200,594
Total Other Financial Instruments	$200,594	$876,455	$–	$1,077,049

[1] Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the investment.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at September 30, 2022 (Unaudited)

The Muzinich Credit Opportunities Fund (the “Fund”) had the following forward foreign currency exchange contracts outstanding with the Bank of New York:

		U.S. Dollar Value at		U.S. Dollar Value at	Unrealized Appreciation
Settlement Date	Currency to be Delivered	March 31, 2022	Currency to be Received	March 31, 2022	(Depreciation)
12/22/2022	EUR 35,200,000	$34,696,792	USD 35,374,381	$35,374,381	$677,589
12/22/2022	EUR 2,000,000	1,971,409	USD 2,010,762	2,010,762	39,353
12/22/2022	EUR 800,000	788,563	USD 779,678	779,678	(8,885)
12/22/2022	GBP 4,300,000	4,806,435	USD 4,974,833	4,974,833	168,398
		$42,263,199		$43,139,654	$876,455

SCHEDULE OF FUTURES CONTRACTS at September 30, 2022 (Unaudited)

The Credit Opportunities Fund had the following futures contracts outstanding with AMD.

			Unrealized
	Number of	Notional	Appreciation	Notional
Short Futures Contracts Outstanding	Contracts	Amount	(Depreciation)	Value
EURO-BOBL FUTURE Dec 22	80	$(9,589,437)	$200,594	$(9,580,000)
		$(9,589,437)	$200,594	$(9,580,000)